Other Intangible Assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 34	£ 64
Amortization of intangibles	20	30	£ 20
Ending Balance	17	34	64
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	102	104	3,238
Additions	3		58
Disposals			(3,195)
Translation adjustment	2	(2)	3
Ending Balance	107	102	104
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	68	40	3,210
Amortization of intangibles	20	30	20
Disposals			(3,193)
Translation adjustment	2	(2)	3
Ending Balance	90	68	40
Licenses and Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	34	64
Ending Balance	17	34	64
Licenses and Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	102	104	2,354
Additions	3		58
Disposals			(2,311)
Translation adjustment	2	(2)	3
Ending Balance	107	102	104
Licenses and Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	68	40	2,326
Amortization of intangibles	20	30	20
Disposals			(2,309)
Translation adjustment	2	(2)	3
Ending Balance	£ 90	£ 68	40
Internally Generated Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance			884
Disposals			(884)
Internally Generated Patents | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance			884
Disposals			£ (884)